Note 17 - Segments Reporting - Operating Information (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Revenue	$ 24,396,000	$ 33,970,000	$ 52,802,000			$ 243,223,267	$ 211,210,599	$ 172,425,547
EBITDA	(22,410,000)	7,571,000	15,051,000			65,645,015	54,571,810	52,512,752
Interest income (expense)	(1,644,000)	(5,592,000)	(5,087,000)			(21,424,747)	(22,747,848)	(19,516,077)
Income before taxes	(26,767,000)	(6,395,000)	4,014,000	$ (49,886)	$ (6,315,951)	18,597,722	4,669,937	10,687,132
Depreciation and amortization	2,713,000	8,374,000	5,950,000			25,622,546	27,154,025	22,309,543
Transaction costs	30,562,000		8,000		30,562,000	7,589,825	4,489,517	3,691,466
Brundage-Bone [Member]
Revenue	16,624,000	24,067,000	35,419,000			164,305,836	151,194,931	153,488,134
EBITDA	(24,565,000)	5,536,000	8,623,000			34,966,513	36,925,969	43,763,760
Interest income (expense)	(1,154,000)	(5,134,000)	(4,017,000)			(17,247,250)	(15,389,779)	(15,156,744)
Income before taxes	(27,354,000)	(4,424,000)	1,223,000
Depreciation and amortization	1,635,000	4,826,000	3,383,000			15,237,041	18,275,871	19,420,137
Transaction costs						7,589,825	4,489,517	3,691,466
Camfaud [Member]
Revenue	5,143,000	5,815,000	10,728,000			50,448,085	36,433,763
EBITDA	1,587,000	133,000	2,849,000			15,753,598	10,827,292
Interest income (expense)	(490,000)	(458,000)	(1,070,000)			(4,172,959)	(3,634,811)
Income before taxes	207,000	(1,963,000)	(222,000)
Depreciation and amortization	890,000	1,638,000	2,001,000			8,059,512	6,336,369
Eco-Pan [Member]
Revenue	2,629,000	4,088,000	6,655,000			28,469,346	23,581,905	18,937,413
EBITDA	388,000	1,581,000	2,954,000			12,558,725	9,912,446	7,560,512
Interest income (expense)						(980)	870
Income before taxes	225,000	(291,000)	2,449,000
Depreciation and amortization	163,000	1,872,000	505,000			2,078,137	2,315,298	2,675,954
Corporate Segment [Member]
EBITDA	180,000	321,000	625,000			2,366,179	(3,093,897)	1,188,480
Interest income (expense)						(3,558)	(3,724,128)	(4,359,333)
Income before taxes	155,000	283,000	564,000
Depreciation and amortization	25,000	38,000	61,000			$ 247,856	$ 226,487	$ 213,452
Transaction costs	$ 30,562,000		$ 8,000		$ 30,562,000